Leases (Details 2) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 5,151
2027	5,614
2028	5,334
2029	4,242
2030	2,539
Thereafter	3,174
Total operating lease payments	26,054
Less: imputed interest	(2,552)
Total	$ 23,502